PBHG Funds
                                   PBHG Class

                        Supplement dated August 13, 2004
                        To Prospectus dated July 28, 2004

This supplement updates certain information in the Prospectus. You should retain the Prospectus and all supplements for future reference. You may obtain additional copies of the Prospectus and supplements free of charge by calling 1-800-433-0051 or via the internet at www.pbhgfunds.com.

The Clipper Focus Fund is generally characterized as a large cap value fund, but it may also invest in small cap and medium cap securities. The first paragraph which begins with "Under normal market conditions . . ." under the heading "Main Investment Strategies" for the Clipper Focus Fund on page 54 is replaced with the following paragraph:

The Fund, a non-diversified fund, invests for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.



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                                   PBHG Funds
                                  Advisor Class

                        Supplement dated August 13, 2004
                        To Prospectus dated July 28, 2004

This supplement updates certain information in the Prospectus. You should retain the Prospectus and all supplements for future reference. You may obtain additional copies of the Prospectus and supplements free of charge by calling 1-800-433-0051 or via the internet at www.pbhgfunds.com.

The Clipper Focus Fund is generally characterized as a large cap value fund, but it may also invest in small cap and medium cap securities. The first paragraph which begins with "Under normal market conditions . . ." under the heading "Main Investment Strategies" for the Clipper Focus Fund on page 54 is replaced with the following paragraph:

The Fund, a non-diversified fund, invests for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.